                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
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                              MFS SERIES TRUST XI
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                     Date of fiscal year end: September 30
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                    Date of reporting period: June 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.


MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) UNION STANDARD EQUITY FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS UNION STANDARD EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
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ADVERTISING & BROADCASTING - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                   45,070           $    779,711
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Viacom, Inc., "B" (n)                                                                               13,223                473,910
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Walt Disney Co.                                                                                     23,400                702,000
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                                                                                                                     $  1,955,621
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AEROSPACE - 2.9%
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Lockheed Martin Corp.                                                                               12,963           $    929,966
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Northrop Grumman Corp.                                                                              12,709                814,139
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                                                                                                                     $  1,744,105
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BANKS & CREDIT COMPANIES - 4.7%
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Bank of America Corp.                                                                               28,596           $  1,375,468
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J.P. Morgan Chase & Co.                                                                             34,800              1,461,600
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                                                                                                                     $  2,837,068
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BROKERAGE & ASSET MANAGERS - 6.1%
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Bear Stearns Cos., Inc.                                                                              5,200           $    728,416
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Goldman Sachs Group, Inc.                                                                            7,800              1,173,354
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Lehman Brothers Holdings, Inc.                                                                      12,900                840,435
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Merrill Lynch & Co., Inc.                                                                            7,596                528,378
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Morgan Stanley                                                                                       6,600                417,186
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                                                                                                                     $  3,687,769
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BUSINESS SERVICES - 0.8%
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Accenture Ltd., "A"                                                                                 16,300           $    461,616
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                 8,300           $    547,800
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Rohm & Haas Co.                                                                                      8,500                426,020
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                                                                                                                     $    973,820
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COMPUTER SOFTWARE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                                             17,500           $    531,300
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     22,720                529,376
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MicroStrategy, Inc., "A" (n)                                                                         1,500                146,280
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                                                                                                                     $  1,206,956
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COMPUTER SOFTWARE - SYSTEMS - 3.3%
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Apple Computer, Inc. (n)                                                                            13,500           $    771,120
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International Business Machines Corp.                                                               16,000              1,229,120
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                                                                                                                     $  2,000,240
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CONSTRUCTION - 0.7%
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Masco Corp.                                                                                         14,900           $    441,636
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CONSUMER GOODS & SERVICES - 3.5%
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Colgate-Palmolive Co.                                                                               12,800           $    766,720
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Kimberly-Clark Corp.                                                                                 8,740                539,258
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Procter & Gamble Co.                                                                                14,760                820,656
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                                                                                                                     $  2,126,634
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ELECTRICAL EQUIPMENT - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                72,048           $  2,374,702
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Rockwell Automation, Inc.                                                                           11,800                849,718
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                                                                                                                     $  3,224,420
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ELECTRONICS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. (n)                                                                             30,400           $    446,880
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Amphenol Corp., "A"                                                                                  8,748                489,538
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         44,800                848,960
---------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                   20,983                438,545
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SanDisk Corp. (n)                                                                                    6,900                351,762
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Texas Instruments, Inc.                                                                             15,465                468,435
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,044,120
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ENERGY - INTEGRATED - 8.7%
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Chevron Corp.                                                                                       23,200           $  1,439,792
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ConocoPhillips                                                                                      19,000              1,245,070
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Exxon Mobil Corp.                                                                                   41,732              2,560,258
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                                                                                                                     $  5,245,120
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FOOD & DRUG STORES - 2.7%
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CVS Corp.                                                                                           26,440           $    811,708
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Kroger Co.                                                                                          37,400                817,564
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                                                                                                                     $  1,629,272
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FOOD & NON ALCOHOLIC BEVERAGES - 4.5%
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Archer Daniels Midland Co.                                                                          16,700           $    689,376
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General Mills, Inc.                                                                                 14,989                774,332
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PepsiCo, Inc.                                                                                       20,100              1,206,804
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                                                                                                                     $  2,670,512
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FOREST & PAPER PRODUCTS - 1.3%
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International Paper Co.                                                                             23,200           $    749,360
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GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                         9,653           $    687,101
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GENERAL MERCHANDISE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                   22,738           $    832,211
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J.C. Penney Co., Inc.                                                                               10,000                675,100
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                                                                                                                     $  1,507,311
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INSURANCE - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                   9,138           $    539,599
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Genworth Financial, Inc., "A"                                                                       13,600                473,824
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Hartford Financial Services Group, Inc.                                                              8,697                735,766
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MetLife, Inc.                                                                                       17,600                901,296
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PartnerRe Ltd.                                                                                       6,700                429,135
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St. Paul Travelers Cos., Inc.                                                                       18,900                842,562
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                                                                                                                     $  3,922,182
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INTERNET - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                                                2,100           $    880,593
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MACHINERY & TOOLS - 5.2%
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AGCO Corp. (n)                                                                                      24,700           $    650,104
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Cummins, Inc.                                                                                        4,200                513,450
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Deere & Co.                                                                                          8,100                676,269
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Harsco Corp.                                                                                         6,500                506,740
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Parker Hannifin Corp.                                                                                3,700                287,120
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Timken Co.                                                                                          13,587                455,300
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                                                                                                                     $  3,088,983
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
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HCA, Inc.                                                                                           14,700           $    634,305
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Manor Care, Inc.                                                                                    10,600                497,352
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                                                                                                                     $  1,131,657
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MEDICAL EQUIPMENT - 1.9%
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Fisher Scientific International, Inc. (n)                                                            8,775           $    641,014
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Zimmer Holdings, Inc. (n)                                                                            9,135                518,137
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                                                                                                                     $  1,159,151
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NETWORK & TELECOM - 2.0%
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Cisco Systems, Inc. (n)                                                                             19,960           $    389,819
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Corning, Inc. (n)                                                                                   34,000                822,460
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                                                                                                                     $  1,212,279
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PHARMACEUTICALS - 6.2%
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Johnson & Johnson                                                                                   26,338           $  1,578,173
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Merck & Co., Inc.                                                                                   34,990              1,274,686
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Wyeth                                                                                               19,001                843,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,696,693
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SPECIALTY CHEMICALS - 1.2%
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Praxair, Inc.                                                                                       12,800           $    691,200
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TELEPHONE SERVICES - 4.2%
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AT&T, Inc.                                                                                          18,950           $    528,516
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BellSouth Corp.                                                                                     21,731                786,662
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Verizon Communications, Inc.                                                                        36,245              1,213,845
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                                                                                                                     $  2,529,023
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TOBACCO - 2.5%
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Altria Group, Inc.                                                                                  20,588           $  1,511,777
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TRUCKING - 1.3%
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Con-way, Inc.                                                                                        8,600           $    498,198
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YRC Worldwide, Inc. (n)                                                                              6,800                286,348
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    784,546
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UTILITIES - ELECTRIC POWER - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (n)                                                                                35,100           $    454,194
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                           13,300                429,590
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                           14,900                890,871
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                                                                                                                     $  1,774,655
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  TOTAL COMMON STOCKS                                                                                                $ 58,575,420
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SHORT-TERM OBLIGATIONS - 2.3% (Y)
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.25%, due 7/03/06                                                  $   1,369,000           $  1,368,601
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06                                                   2,000                  1,999
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $  1,370,600
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  TOTAL INVESTMENTS                                                                                                  $ 59,946,020
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OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                      51,035
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  NET ASSETS - 100.0%                                                                                                $ 59,997,055
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(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
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

MFS UNION STANDARD EQUITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $ 51,035,149
                                                             ============
Gross unrealized appreciation                                $ 10,596,541
Gross unrealized depreciation                                  (1,685,670)
                                                             ------------
      Net unrealized appreciation (depreciation)             $  8,910,871
                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) MID CAP VALUE FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                 SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
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ADVERTISING & BROADCASTING - 0.2%
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
Live Nation, Inc. (n)                                                                                      73,600      $  1,498,496
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BANKS & CREDIT COMPANIES - 11.1%
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BankUnited Financial Corp., "A"                                                                           175,000      $  5,341,000
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Compass Bancshares, Inc.                                                                                  175,000         9,730,000
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First Horizon National Corp.                                                                              150,000         6,030,000
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Investors Financial Services Corp.                                                                        263,700        11,840,130
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Mercantile Bankshares Corp.                                                                               150,000         5,350,500
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New York Community Bancorp, Inc.                                                                          750,000        12,382,500
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PNC Financial Services Group, Inc.                                                                        160,000        11,227,200
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Sovereign Bancorp, Inc.                                                                                   386,100         7,841,691
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TCF Financial Corp.                                                                                       275,000         7,273,750
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Zions Bancorporation                                                                                      125,000         9,742,500
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                                                                                                                       $ 86,759,271
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BROKERAGE & ASSET MANAGERS - 2.4%
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Mellon Financial Corp.                                                                                    300,000      $ 10,329,000
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Waddell & Reed Financial, Inc., "A"                                                                       400,000         8,224,000
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                                                                                                                       $ 18,553,000
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CHEMICALS - 2.3%
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Nalco Holding Co. (n)                                                                                     677,500      $ 11,944,325
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Rohm & Haas Co.                                                                                           116,700         5,849,004
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                                                                                                                       $ 17,793,329
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COMPUTER SOFTWARE - 3.4%
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BEA Systems, Inc. (n)                                                                                     931,700      $ 12,195,953
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Compuware Corp. (n)                                                                                       268,000         1,795,600
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McAfee, Inc. (n)                                                                                          517,000        12,547,590
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 26,539,143
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CONSTRUCTION - 2.4%
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D.R. Horton, Inc.                                                                                         500,000      $ 11,910,000
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Pulte Homes, Inc.                                                                                         250,000         7,197,500
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                                                                                                                       $ 19,107,500
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CONSUMER GOODS & SERVICES - 3.8%
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Brink's Co.                                                                                               171,300      $  9,663,033
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Estee Lauder Cos., Inc., "A"                                                                              250,000         9,667,500
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Scotts Miracle-Gro Co.                                                                                    241,300        10,211,816
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                                                                                                                       $ 29,542,349
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CONTAINERS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (n)                                                                         704,960      $  7,712,262
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                                 175,200      $ 12,616,152
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                       100,000         7,523,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,139,152
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ELECTRONICS - 0.7%
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SanDisk Corp. (n)                                                                                         110,000      $  5,607,800
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ENERGY - INDEPENDENT - 2.3%
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Newfield Exploration Co. (n)                                                                              200,000      $  9,788,000
-----------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                        174,900         8,195,814
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 17,983,814
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ENERGY - INTEGRATED - 1.8%
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Hess Corp.                                                                                                270,000      $ 14,269,500
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FOOD & NON ALCOHOLIC BEVERAGES - 1.7%
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Pepsi Bottling Group, Inc.                                                                                406,800      $ 13,078,620
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FOREST & PAPER PRODUCTS - 1.5%
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Bowater, Inc.                                                                                             518,100      $ 11,786,775
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FURNITURE & APPLIANCES - 2.2%
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Tempur-Pedic International, Inc. (n)                                                                      453,400      $  6,125,434
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Tupperware Brands Corp.                                                                                   581,300        11,445,797
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                                                                                                                       $ 17,571,231
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GENERAL MERCHANDISE - 1.5%
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Federated Department Stores, Inc.                                                                         320,800      $ 11,741,280
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HEALTH MAINTENANCE ORGANIZATIONS - 2.2%
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CIGNA Corp.                                                                                               100,000      $  9,851,000
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Health Net, Inc. (n)                                                                                      165,000         7,453,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 17,304,050
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INSURANCE - 9.8%
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Ace Ltd.                                                                                                  100,000      $  5,059,000
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Endurance Specialty Holdings Ltd.                                                                         376,200        12,038,400
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Fidelity National Title Group, Inc.                                                                       578,500        11,379,095
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First American Corp.                                                                                      307,400        12,993,798
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                             351,200        12,235,808
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                     100,000         6,500,000
-----------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                            181,800        11,644,290
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Zenith National Insurance Corp.                                                                           116,600         4,625,522
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                                                                                                                       $ 76,475,913
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INTERNET - 1.7%
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RealNetworks, Inc. (n)                                                                                  1,218,800      $ 13,041,160
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LEISURE & TOYS - 0.8%
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Hasbro, Inc.                                                                                              350,000      $  6,338,500
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MACHINERY & TOOLS - 1.6%
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Cummins, Inc.                                                                                             103,600      $ 12,665,100
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
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IMS Health, Inc.                                                                                          208,700      $  5,603,595
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Tenet Healthcare Corp. (n)                                                                              1,503,000        10,490,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 16,094,535
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MEDICAL EQUIPMENT - 1.0%
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Advanced Medical Optics, Inc. (n)                                                                         150,000      $  7,605,000
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NATURAL GAS - PIPELINE - 1.6%
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Williams Cos., Inc.                                                                                       549,200      $ 12,829,312
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OIL SERVICES - 0.9%
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GlobalSantaFe Corp.                                                                                       121,500      $  7,016,625
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PERSONAL COMPUTERS & PERIPHERALS - 0.9%
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Western Digital Corp. (n)                                                                                 360,500      $  7,141,505
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.5%
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Alpharma, Inc.                                                                                            159,100      $  3,824,764
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PRINTING & PUBLISHING - 3.4%
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Lee Enterprises, Inc.                                                                                     350,000      $  9,432,500
-----------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                                                   400,000         9,816,000
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Washington Post Co., "B"                                                                                    9,000         7,020,090
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 26,268,590
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RAILROAD & SHIPPING - 1.4%
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Norfolk Southern Corp.                                                                                    200,000      $ 10,644,000
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 8.8%
-----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc., REIT                                                                   300,000      $ 11,679,000
-----------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co., REIT                                                                         350,000         5,183,500
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust, REIT                                                                      472,900        17,265,579
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                                                  384,900        17,216,577
-----------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                         600,000        13,122,000
-----------------------------------------------------------------------------------------------------------------------------------
Mills Corp., REIT                                                                                         170,000         4,547,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 69,014,156
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. (n)                                                                                  42,700      $  1,673,840
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                                                     400,000      $ 11,556,000
-----------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                                      306,500         7,843,335
-----------------------------------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                                                            448,700        11,486,720
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 30,886,055
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp. (n)                                                                           600,000      $  4,638,000
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp. (n)                                                                                          288,500      $ 11,825,615
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                                   103,500      $ 11,933,550
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                             116,000      $  6,719,880
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 12.2%
-----------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                         507,300      $ 17,375,025
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (n)                                                                                      600,000         7,764,000
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                          100,000         5,452,000
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                           175,000         7,241,500
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                                       410,000         8,474,700
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (n)                                                                                      282,500        13,610,850
-----------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                                      586,700        13,834,386
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                                450,000        17,676,000
-----------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                                         216,300         4,148,634
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 95,577,095
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                                    $769,200,767
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.27%, due 7/03/06 (y)                                               $6,094,000      $  6,092,216
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                      $775,292,983
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                     5,566,498
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                    $780,859,481
-----------------------------------------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
REIT    Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report

MFS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $755,098,978
                                                                   ============
Gross unrealized appreciation                                      $ 54,741,517
Gross unrealized depreciation                                       (34,547,512)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 20,194,005
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 23, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 23, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.